Related parties (Tables)	6 Months Ended
Jun. 30, 2021
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of June 30, 2021 and December 31, 2020 are as follows:

	Balance as of June 30,	Balance as of December 31,
	($ in thousands)
	2021	2020

Credit receivables (current)	20,101	23,067
Credit receivables (non-current)	13,082	10,082
Total receivables from related parties	33,183	33,149

Credit payables (current)	22,888	18,477
Credit payables (non-current)	5,809	6,810
Total payables to related parties	28,698	25,287

Related party transactions
The transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the six-month periods ended June 30, 2021 and 2020 have been as follows:

	For the six-month period ended June 30,
	2021	2020
	($ in thousands)
Financial income	1,029	782
Financial expenses	(62)	(84)